Submission	Jan. 23, 2026
Submission [Line Items]
Central Index Key	0001903070
Registrant Name	Hartford Schroders Private Opportunities Fund
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A